Statutory reserve - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statutory Reserve [Line Items]
Minimum percentage of profit after taxes required for appropriations to statutory reserve		10.00%
Percentage of entity's registered capital reserve fund reached		50.00%
Appropriations to the statutory reserve funds	$ 0	$ 0
Accumulated statutory reserve funds	$ 162	$ 162